RELATED PARTY TRANSACTIONS - Summary of net amounts charged by related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Related party charges	$ 24,881	$ 28,711
Other revenues	(342)	(978)
Frontline Management
Related Party Transaction [Line Items]
Related party charges	1,163	1,476
SFL
Related Party Transaction [Line Items]
Related party charges	18,375	18,002
Seatankers
Related Party Transaction [Line Items]
Related party charges	4,793	9,236
CCL
Related Party Transaction [Line Items]
Related party charges	395
Other revenues		(3)
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party charges	$ 155	$ 0